LOANS, Other Financial Liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Between January and November 2024 [Member]
Other financial liabilities [Abstract]
Other financial liabilities | $	$ 60,162
Interest rate	776.00%	776.00%
Expiration date	Between January and November 2024
May 2024 [Member]
Other financial liabilities [Abstract]
Other financial liabilities | €		€ 61
Interest rate	700.00%	700.00%
Expiration date	May 2024